Schedule of Investments (unaudited) May 31, 2019	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund

Value
Master Focus Growth LLC	$202,982,395

Total Investments — 100.1% (Cost: $141,085,134)	202,982,395

Liabilities in Excess of Other Assets — (0.1)%	(161,420)

Net Assets — 100.0%	$202,820,975

Notes to Consolidated Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”) an affiliate of the Fund, which has the same investment objective and strategies as the Fund. As of period end, the value of the Fund’s investment and the percentage owned by the Fund of the Master LLC was $202,982,395 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

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Schedule of Investments (unaudited) May 31, 2019	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.8%

Aerospace & Defense — 2.7%
Boeing Co.	16,233	$5,545,355

Automobiles — 2.1%
Ferrari NV	30,105	4,305,617

Beverages — 2.8%
Constellation Brands, Inc., Class A	31,998	5,646,047

Capital Markets — 4.7%
CME Group, Inc.	25,702	4,937,868
S&P Global, Inc.	21,166	4,526,984

		9,464,852

Chemicals — 1.1%
Sherwin-Williams Co.	5,291	2,219,310

Construction Materials — 1.8%
Vulcan Materials Co.	28,709	3,586,041

Entertainment — 2.9%
Netflix, Inc. (a)	17,291	5,935,655

Equity Real Estate Investment Trusts (REITs) — 2.3%
SBA Communications Corp. (a)	21,192	4,586,161

Health Care Equipment & Supplies — 6.5%
Align Technology, Inc. (a)	20,224	5,750,694
Boston Scientific Corp. (a)	109,121	4,191,338
Intuitive Surgical, Inc. (a)	6,865	3,191,195

		13,133,227

Health Care Providers & Services — 3.6%
UnitedHealth Group, Inc.	30,114	7,281,565

Hotels, Restaurants & Leisure — 2.0%
Domino’s Pizza, Inc.	14,953	4,179,364

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A (a)	5,235	5,792,528
Facebook, Inc., Class A (a)	20,595	3,654,995
IAC/InterActiveCorp (a)	22,631	4,998,056
Tencent Holdings Ltd.	109,300	4,557,554

		19,003,133

Internet & Direct Marketing Retail — 14.6%
Alibaba Group Holding Ltd. — ADR (a)	24,646	3,678,662
Amazon.com, Inc. (a)	11,755	20,865,948
MercadoLibre, Inc. (a)	9,096	5,189,450

		29,734,060

IT Services — 10.5%
Mastercard, Inc., Class A	34,698	8,726,200
PayPal Holdings, Inc. (a)	33,463	3,672,564
Visa, Inc., Class A	55,458	8,947,039

		21,345,803

Life Sciences Tools & Services — 1.7%
Illumina, Inc. (a)	11,073	3,398,414

Pharmaceuticals — 1.2%
Zoetis, Inc.	24,033	2,428,535

Professional Services — 3.3%
CoStar Group, Inc. (a)	13,183	6,718,584

Road & Rail — 3.1%
Uber Technologies, Inc. (Acquired 05/10/19, cost $999,103) (a)(b)	64,404	2,487,605
Union Pacific Corp.	23,535	3,925,167

		6,412,772

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV, Registered Shares	20,712	3,894,892

Security	Shares	Value

Software — 19.6%
Adobe, Inc. (a)	17,216	$4,663,814
Autodesk, Inc. (a)	17,310	2,785,352
Coupa Software, Inc. (a)	18,863	2,060,028
Fair Isaac Corp. (a)	8,391	2,482,897
Intuit, Inc.	20,406	4,996,409
Microsoft Corp.	91,611	11,330,448
salesforce.com, Inc. (a)	43,188	6,539,095
ServiceNow, Inc. (a)	18,756	4,912,759

		39,770,802

Total Common Stocks — 97.8% (Cost: $136,698,769)		198,590,189

Preferred Stocks — 0.3%

Software
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $598,061), 0.00% (a)(b)(c)	97,563	603,915

Total Preferred Stocks — 0.3% (Cost: $598,061)		603,915

Total Long-Term Investments — 98.1% (Cost: $137,296,830)		199,194,104

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29% (d)(e)	2,254,547	2,254,547

Total Short-Term Securities — 1.1% (Cost: $2,254,547)		2,254,547

Total Investments — 99.2% (Cost: $139,551,377)		201,448,651

Other Assets Less Liabilities — 0.8%		1,533,744

Net Assets — 100.0%		$202,982,395

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Schedule of Investments (unaudited) (continued) May 31, 2019	Master Focus Growth LLC

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $3,091,520, representing 1.5% of its net assets as of period end, and an original cost of $1,597,164.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,325,088	(70,541)	2,254,547	$2,254,547	$45,920		$—	$—
SL Liquidity Series, LLC Money Market Series	3,711,087	(3,711,087)	—	—	1,741	(b)	250	162

				$2,254,547	$47,661		$250	$162

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$5,545,355	$—	$—	$5,545,355
Automobiles	4,305,617	—	—	4,305,617
Beverages	5,646,047	—	—	5,646,047
Capital Markets	9,464,852	—	—	9,464,852
Chemicals	2,219,310	—	—	2,219,310
Construction Materials	3,586,041	—	—	3,586,041
Entertainment	5,935,655	—	—	5,935,655
Equity Real Estate Investment Trusts (REITs)	4,586,161	—	—	4,586,161
Health Care Equipment & Supplies	13,133,227	—	—	13,133,227
Health Care Providers & Services	7,281,565	—	—	7,281,565
Hotels, Restaurants & Leisure	4,179,364	—	—	4,179,364
Interactive Media & Services	14,445,579	4,557,554	—	19,003,133
Internet & Direct Marketing Retail	29,734,060	—	—	29,734,060
IT Services	21,345,803	—	—	21,345,803
Life Sciences Tools & Services	3,398,414	—	—	3,398,414

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Schedule of Investments (unaudited) (continued) May 31, 2019	Master Focus Growth LLC

	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$2,428,535	$—	$—	$2,428,535
Professional Services	6,718,584	—	—	6,718,584
Road & Rail	3,925,167	2,487,605	—	6,412,772
Semiconductors & Semiconductor Equipment	3,894,892	—	—	3,894,892
Software	39,770,802	—	—	39,770,802
Preferred Stocks	—	—	603,915	603,915
Short-Term Securities	2,254,547	—	—	2,254,547

Total Investments	$193,799,577	$7,045,159	$603,915	$201,448,651

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of August 31, 2018	$3,424,759
Transfers into Level 3	—
Transfers out of Level 3(a)	(2,858,894)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	38,050
Purchases	—
Sales	—

Closing balance, as of May 31, 2019	$603,915

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(b)	$38,050

(a)

As of August 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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